Significant basis of preparation and accounting policies_Evaluation results of credit risk at the date of initial recognition of the financial instrument (Details) - KRW (₩)	Jan. 01, 2018	Dec. 31, 2017
Initial application of impairment requirements for financial instruments [Line Items]
Loss allowance in accordance with IAS 39 (A)		₩ 2,079,605,000,000
Increases (B-A)	₩ 307,583,000,000
Loss allowance in accordance with IFRS 9 (B)	₩ 2,387,188,000,000
Description of initial application of impairment requirements for financial instruments	The impairment model under IFRS 9 reflects expected credit losses, as opposed to incurred credit losses under IAS 39. Under the impairment approach in IFRS 9, it is no longer necessary for a credit event to have occurred before credit losses are recognized. Instead, the Group accounts for expected credit losses and changes in those expected credit losses. The amount of expected credit losses should be updated at each reporting date to reflect changes in credit risk since initial recognition. The Group is required to recognize the expected credit losses for financial instruments measured at amortized cost or FVTOCI (debt instrument), and unused loan commitments and financial guarantee contracts that are subject to the impairment provisions of IFRS 9. In particular, IFRS 9 requires the Group to measure the loss allowance for a financial instrument at an amount equal to the lifetime expected credit losses (ECL) if the credit risk on that financial instrument has increased significantly since initial recognition, or if the financial instrument is a purchased or originated credit-impaired financial asset. If the credit risk of a financial instruments does not increase significantly after initial recognition (excluding "purchased or originated credit-impaired loans" - for financial assets already impaired at initial recognition), the Group measures the loss allowance on the financial instruments at the amount equivalent to the expected 12-month credit loss.
Deposit - Loans and receivables (IAS 39) - Loans and other financial assets at atamortized cost (IFRS 9)
Initial application of impairment requirements for financial instruments [Line Items]
Loss allowance in accordance with IAS 39 (A)		2,458,000,000
Increases (B-A)	₩ 634,000,000
Loss allowance in accordance with IFRS 9 (B)	3,092,000,000
Debt securities - AFS financial assets (IAS 39) - Financial assets at FVTOCI (IFRS 9)
Initial application of impairment requirements for financial instruments [Line Items]
Loss allowance in accordance with IAS 39 (A)		0
Increases (B-A)	4,236,000,000
Loss allowance in accordance with IFRS 9 (B)	4,236,000,000
Debt securities - HTM financial assets (IAS 39) - Securities at amortized cost (IFRS 9)
Initial application of impairment requirements for financial instruments [Line Items]
Loss allowance in accordance with IAS 39 (A)		0
Increases (B-A)	5,078,000,000
Loss allowance in accordance with IFRS 9 (B)	5,078,000,000
Loans and other financial assets - Loans and receivables (IAS39) - Loans and other financial assets at amortized cost (IFRS9)
Initial application of impairment requirements for financial instruments [Line Items]
Loss allowance in accordance with IAS 39 (A)		1,827,785,000,000
Increases (B-A)	249,088,000,000
Loss allowance in accordance with IFRS 9 (B)	2,076,873,000,000
Payment guarantee
Initial application of impairment requirements for financial instruments [Line Items]
Loss allowance in accordance with IAS 39 (A)		183,247,000,000
Increases (B-A)	9,677,000,000
Loss allowance in accordance with IFRS 9 (B)	192,924,000,000
Loan commitment
Initial application of impairment requirements for financial instruments [Line Items]
Loss allowance in accordance with IAS 39 (A)		₩ 66,115,000,000
Increases (B-A)	38,870,000,000
Loss allowance in accordance with IFRS 9 (B)	₩ 104,985,000,000